UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Pzena Mid Cap Value Fund
Institutional Class | PZIMX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. mid-cap equities rose modestly during the trailing 12 months, against a backdrop of volatile market swings, strong enthusiasm for AI, and continued concentration in a narrow group of market leaders. While tariff-related uncertainty periodically unsettled markets, sentiment improved as the period progressed. Sector and stock-level dispersion remained elevated within the mid-cap segment. The Fund rose but trailed its benchmark, the Russell 1000 Index.
The Fund’s consumer discretionary holdings contributed most to absolute performance, while energy and  financials also added positively. In contrast, health care and basic materials were the most notable detractors from performance, with telecommunications also weighing on results.

Top Contributors
↑	Equitable Holdings, Inc., CNO Financial Group, Inc., Delta Air Lines, Inc.

Top Detractors
↓	JELD-WEN Holding, Inc., Olin Corporation, Dollar General Corporation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Pzena Mid Cap Value Fund	PAGE 1	TSR-AR-00770X659

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	5.98	7.06	10.41
Russell 1000 Total Return	16.73	13.32	15.32
Russell Midcap Value Total Return	19.33	10.17	11.30
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$98,126,725
Number of Holdings	40
Net Advisory Fee	$676,481
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Advance Auto Parts, Inc.	5.0%
Baxter International, Inc.	5.0%
Humana, Inc.	4.4%
Oshkosh Corp.	4.1%
Avnet, Inc.	3.8%
Magna International, Inc.	3.3%
Dollar General Corp.	3.2%
Adient PLC	3.1%
Fresenius Medical Care AG & Co. KGaA	3.1%
Skyworks Solutions, Inc.	3.1%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Mid Cap Value Fund	PAGE 2	TSR-AR-00770X659

Pzena Mid Cap Value Fund
Investor Class | PZVMX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.24%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. mid-cap equities rose modestly during the trailing 12 months, against a backdrop of volatile market swings, strong enthusiasm for AI, and continued concentration in a narrow group of market leaders. While tariff-related uncertainty periodically unsettled markets, sentiment improved as the period progressed. Sector and stock-level dispersion remained elevated within the mid-cap segment. The Fund rose but trailed its benchmark, the Russell 1000 Index.
The Fund’s consumer discretionary holdings contributed most to absolute performance, while energy and  financials also added positively. In contrast, health care and basic materials were the most notable detractors from performance, with telecommunications also weighing on results.

Top Contributors
↑	Equitable Holdings, Inc., CNO Financial Group, Inc., Delta Air Lines, Inc.

Top Detractors
↓	JELD-WEN Holding, Inc., Olin Corporation, Dollar General Corporation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pzena Mid Cap Value Fund	PAGE 1	TSR-AR-00770X667

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	5.59	6.65	10.02
Russell 1000 Total Return	16.73	13.32	15.32
Russell Midcap Value Total Return	19.33	10.17	11.30
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$98,126,725
Number of Holdings	40
Net Advisory Fee	$676,481
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Advance Auto Parts, Inc.	5.0%
Baxter International, Inc.	5.0%
Humana, Inc.	4.4%
Oshkosh Corp.	4.1%
Avnet, Inc.	3.8%
Magna International, Inc.	3.3%
Dollar General Corp.	3.2%
Adient PLC	3.1%
Fresenius Medical Care AG & Co. KGaA	3.1%
Skyworks Solutions, Inc.	3.1%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Mid Cap Value Fund	PAGE 2	TSR-AR-00770X667

Pzena Emerging Markets Value Fund
Institutional Class | PZIEX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$137	1.08%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Emerging markets rose during the trailing 12 months, against a backdrop of volatile market conditions and continued strength in technology-related areas, though returns were increasingly dispersed across countries and sectors. Technology-driven gains in markets such as Korea and Taiwan, alongside strong performance in parts of Latin America, contrasted with softer results in countries including India and Indonesia. At the sector level, information technology, materials, industrials, and financials were the strongest performers, while no sector posted negative performance over the period. The Fund rose during the period and outperformed the MSCI Emerging Markets Index.
Financials, information technology, and industrials were the largest contributors to absolute performance, while consumer discretionary and consumer staples also contributed positively.
At the country level, Korea, China, and Brazil were the largest contributors to absolute performance, while Kazakhstan, South Africa, and Saudi Arabia weighed on results.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd., Alibaba Group Holding Limited, Taiwan Semiconductor Manufacturing Co., Ltd.

Top Detractors
↓	Samsung Electronics Co., Ltd., PT Bank Rakyat Indonesia (Persero) Tbk Class B, Hankook Tire & Technology Co., Ltd.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Pzena Emerging Markets Value Fund	PAGE 1	TSR-AR-00770X675

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	53.76	13.92	13.98
MSCI EM (EMERGING MARKETS) Net (USD)	49.96	6.31	10.69
MSCI EM (EMERGING MARKETS) VALUE Net (USD)	49.90	9.21	10.25
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$4,042,693,642
Number of Holdings	69
Net Advisory Fee	$27,725,831
Portfolio Turnover	28%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.7%
Ambev S.A.	2.6%
Hyundai Mobis Co., Ltd.	2.5%
Pacific Basin Shipping, Ltd.	2.4%
Hankook Tire & Technology Co., Ltd.	2.4%
Alibaba Group Holding, Ltd.	2.3%
WH Group, Ltd.	2.2%
Credicorp, Ltd.	2.1%
Tencent Holdings, Ltd.	2.1%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Emerging Markets Value Fund	PAGE 2	TSR-AR-00770X675

Pzena Emerging Markets Value Fund
Investor Class | PZVEX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.43%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Emerging markets rose during the trailing 12 months, against a backdrop of volatile market conditions and continued strength in technology-related areas, though returns were increasingly dispersed across countries and sectors. Technology-driven gains in markets such as Korea and Taiwan, alongside strong performance in parts of Latin America, contrasted with softer results in countries including India and Indonesia. At the sector level, information technology, materials, industrials, and financials were the strongest performers, while no sector posted negative performance over the period. The Fund rose during the period and outperformed the MSCI Emerging Markets Index.
Financials, information technology, and industrials were the largest contributors to absolute performance, while consumer discretionary and consumer staples also contributed positively.
At the country level, Korea, China, and Brazil were the largest contributors to absolute performance, while Kazakhstan, South Africa, and Saudi Arabia weighed on results.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd., Alibaba Group Holding Limited, Taiwan Semiconductor Manufacturing Co., Ltd.

Top Detractors
↓	Samsung Electronics Co., Ltd., PT Bank Rakyat Indonesia (Persero) Tbk Class B, Hankook Tire & Technology Co., Ltd.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pzena Emerging Markets Value Fund	PAGE 1	TSR-AR-00770X683

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	53.19	13.53	13.62
MSCI EM (EMERGING MARKETS) Net (USD)	49.96	6.31	10.69
MSCI EM (EMERGING MARKETS) VALUE Net (USD)	49.90	9.21	10.25
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$4,042,693,642
Number of Holdings	69
Net Advisory Fee	$27,725,831
Portfolio Turnover	28%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.7%
Ambev S.A.	2.6%
Hyundai Mobis Co., Ltd.	2.5%
Pacific Basin Shipping, Ltd.	2.4%
Hankook Tire & Technology Co., Ltd.	2.4%
Alibaba Group Holding, Ltd.	2.3%
WH Group, Ltd.	2.2%
Credicorp, Ltd.	2.1%
Tencent Holdings, Ltd.	2.1%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Emerging Markets Value Fund	PAGE 2	TSR-AR-00770X683

Pzena Small Cap Value Fund
Institutional Class | PZISX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small-cap equities rose during the trailing 12 months. Markets moved higher through year-end and into early 2026, supported by resilient economic data and stable interest-rate expectations. Small caps underperformed for much of the period, but rebounded to start 2026 as leadership broadened beyond large-cap technology toward more cyclical areas and smaller-cap stocks showed relative resilience. Dispersion across sectors and individual stocks remained elevated. The Fund rose but trailed its benchmark, the Russell 2000 Index.
The Fund’s industrials and consumer discretionary holdings contributed most to absolute performance, while financials also added positively. In contrast, basic materials and real estate were the only sectors to detract from absolute performance over the period.

Top Contributors
↑	CNO Financial Group, Inc., Columbia Banking System, Inc., Old National Bancorp

Top Detractors
↓	JELD-WEN Holding, Inc., Adient plc, Olin Corporation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Pzena Small Cap Value Fund	PAGE 1	TSR-AR-00770X394

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/27/2016)
Institutional Class	11.98	7.54	8.20
Russell 2000 Total Return Index	23.34	5.05	10.22
Russell 2000 Value Total Return	24.95	7.67	9.79
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$94,652,279
Number of Holdings	50
Net Advisory Fee	$315,579
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Advance Auto Parts, Inc.	4.3%
Spectrum Brands Holdings, Inc.	4.1%
Teleflex, Inc.	3.4%
Adient PLC	3.1%
Douglas Dynamics, Inc.	3.0%
Webster Financial Corp.	2.9%
Columbia Banking System, Inc.	2.8%
Avnet, Inc.	2.6%
Old National Bancorp of Indiana	2.6%
Aebi Schmidt Holding A.G.	2.5%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Small Cap Value Fund	PAGE 2	TSR-AR-00770X394

Pzena Small Cap Value Fund
Investor Class | PZVSX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$138	1.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small-cap equities rose during the trailing 12 months. Markets moved higher through year-end and into early 2026, supported by resilient economic data and stable interest-rate expectations. Small caps underperformed for much of the period, but rebounded to start 2026 as leadership broadened beyond large-cap technology toward more cyclical areas and smaller-cap stocks showed relative resilience. Dispersion across sectors and individual stocks remained elevated. The Fund rose but trailed its benchmark, the Russell 2000 Index.
The Fund’s industrials and consumer discretionary holdings contributed most to absolute performance, while financials also added positively. In contrast, basic materials and real estate were the only sectors to detract from absolute performance over the period.

Top Contributors
↑	CNO Financial Group, Inc., Columbia Banking System, Inc., Old National Bancorp

Top Detractors
↓	JELD-WEN Holding, Inc., Adient plc, Olin Corporation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pzena Small Cap Value Fund	PAGE 1	TSR-AR-00770X410

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/27/2016)
Investor Class	11.62	7.26	7.90
Russell 2000 Total Return Index	23.34	5.05	10.22
Russell 2000 Value Total Return	24.95	7.67	9.79
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$94,652,279
Number of Holdings	50
Net Advisory Fee	$315,579
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Advance Auto Parts, Inc.	4.3%
Spectrum Brands Holdings, Inc.	4.1%
Teleflex, Inc.	3.4%
Adient PLC	3.1%
Douglas Dynamics, Inc.	3.0%
Webster Financial Corp.	2.9%
Columbia Banking System, Inc.	2.8%
Avnet, Inc.	2.6%
Old National Bancorp of Indiana	2.6%
Aebi Schmidt Holding A.G.	2.5%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Small Cap Value Fund	PAGE 2	TSR-AR-00770X410

Pzena International Small Cap Value Fund
Institutional Class | PZIIX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$123	1.03%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International small-cap equities rose during the trailing 12 months, as markets navigated periods of elevated volatility, improving sentiment, and a gradual broadening in leadership beyond the narrowest areas of the market. The backdrop was supported by stabilizing interest rate expectations and improving risk appetite, though returns remained uneven across countries, sectors, and individual companies. Against this backdrop, the Fund rose and outperformed the MSCI World ex-USA IMI Index.
The Fund’s materials, financials, consumer discretionary, and industrials holdings contributed most to absolute performance, while no sector detracted from performance over the period.
At the country level, Japan, Ireland, and the United Kingdom were among the largest contributors to performance, while Denmark was a modest detractor.

Top Contributors
↑	BPER Banca S.p.A., Unicaja Banco S.A., Yue Yuen Industrial (Holdings) Limited

Top Detractors
↓	ams-OSRAM AG, Nexity SA, Umicore SA
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Pzena International Small Cap Value Fund	PAGE 1	TSR-AR-00770X345

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Class	38.90	14.25	9.15
MSCI World ex-USA IMI Index Net (USD)	36.95	10.79	9.51
MSCI WORLD ex USA SMALL CAP Net (USD)	46.34	8.40	8.24
MSCI World ex USA Small Cap Value index Net (USD)	49.48	11.40	9.03
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$225,707,857
Number of Holdings	50
Net Advisory Fee	$1,417,211
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Origin Enterprises PLC	3.9%
Kanto Denka Kogyo Co., Ltd.	3.9%
Senior PLC	3.5%
Permanent TSB Group Holdings PLC	3.4%
Nokian Renkaat Oyj	3.3%
Fukuoka Financial Group, Inc.	3.2%
Elders, Ltd.	2.9%
Unicaja Banco S.A.	2.8%
Sabre Insurance Group PLC	2.6%
Fletcher Building, Ltd.	2.6%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Small Cap Value Fund	PAGE 2	TSR-AR-00770X345

Pzena International Small Cap Value Fund
Investor Class | PZVIX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$159	1.33%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International small-cap equities rose during the trailing 12 months, as markets navigated periods of elevated volatility, improving sentiment, and a gradual broadening in leadership beyond the narrowest areas of the market. The backdrop was supported by stabilizing interest rate expectations and improving risk appetite, though returns remained uneven across countries, sectors, and individual companies. Against this backdrop, the Fund rose and outperformed the MSCI World ex-USA IMI Index.
The Fund’s materials, financials, consumer discretionary, and industrials holdings contributed most to absolute performance, while no sector detracted from performance over the period.
At the country level, Japan, Ireland, and the United Kingdom were among the largest contributors to performance, while Denmark was a modest detractor.

Top Contributors
↑	BPER Banca S.p.A., Unicaja Banco S.A., Yue Yuen Industrial (Holdings) Limited

Top Detractors
↓	ams-OSRAM AG, Nexity SA, Umicore SA
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pzena International Small Cap Value Fund	PAGE 1	TSR-AR-00770X352

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Investor Class	38.52	13.92	8.85
MSCI World ex-USA IMI Index Net (USD)	36.95	10.79	9.51
MSCI WORLD ex USA SMALL CAP Net (USD)	46.34	8.40	8.24
MSCI World ex USA Small Cap Value index Net (USD)	49.48	11.40	9.03
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$225,707,857
Number of Holdings	50
Net Advisory Fee	$1,417,211
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Origin Enterprises PLC	3.9%
Kanto Denka Kogyo Co., Ltd.	3.9%
Senior PLC	3.5%
Permanent TSB Group Holdings PLC	3.4%
Nokian Renkaat Oyj	3.3%
Fukuoka Financial Group, Inc.	3.2%
Elders, Ltd.	2.9%
Unicaja Banco S.A.	2.8%
Sabre Insurance Group PLC	2.6%
Fletcher Building, Ltd.	2.6%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Small Cap Value Fund	PAGE 2	TSR-AR-00770X352

Pzena International Value Fund
Institutional Class | PZINX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets rose during the trailing 12 months, supported by improving risk appetite and strength across major regions, particularly in Europe, as leadership broadened beyond a narrow group of large-cap growth stocks. The period was marked by elevated volatility and shifting sentiment, but non-U.S. markets benefited from increased investor interest as global equity performance became less concentrated in the U.S. Value outperformed growth, and cyclical areas of the market contributed meaningfully to returns. The Fund rose and outperformed the MSCI EAFE Index.
The Fund’s financials, information technology, and consumer discretionary holdings were the largest contributors to absolute performance, while no sector detracted from absolute performance over the period, reflecting strength across cyclical and economically sensitive areas of the market.
At the country level, Japan, the United Kingdom, and Korea were among the largest contributors to performance, while no country materially detracted from performance over the period.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd. Sponsored GDR RegS, Alibaba Group Holding Limited, CaixaBank SA

Top Detractors
↓	Magna International Inc., Randstad NV, Galaxy Entertainment Group Limited
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Pzena International Value Fund	PAGE 1	TSR-AR-00770X279

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2021)
Institutional Class	41.59	12.48
MSCI EAFE Net (USD)	34.63	9.61
MSCI EAFE VALUE Net (USD)	46.09	14.35
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$140,408,701
Number of Holdings	69
Net Advisory Fee	$559,394
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	5.3%
HSBC Holdings PLC	2.8%
Murata Manufacturing Co., Ltd.	2.8%
Daimler Truck Holding AG	2.6%
ArcelorMittal S.A.	2.6%
Daikin Industries, Ltd.	2.4%
Reckitt Benckiser Group PLC	2.4%
ING Groep N.V.	2.3%
Suntory Beverage & Food, Ltd.	2.3%
Rexel S.A.	2.3%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Value Fund	PAGE 2	TSR-AR-00770X279

Pzena International Value Fund
Investor Class | PZVNX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$121	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets rose during the trailing 12 months, supported by improving risk appetite and strength across major regions, particularly in Europe, as leadership broadened beyond a narrow group of large-cap growth stocks. The period was marked by elevated volatility and shifting sentiment, but non-U.S. markets benefited from increased investor interest as global equity performance became less concentrated in the U.S. Value outperformed growth, and cyclical areas of the market contributed meaningfully to returns. The Fund rose and outperformed the MSCI EAFE Index.
The Fund’s financials, information technology, and consumer discretionary holdings were the largest contributors to absolute performance, while no sector detracted from absolute performance over the period, reflecting strength across cyclical and economically sensitive areas of the market.
At the country level, Japan, the United Kingdom, and Korea were among the largest contributors to performance, while no country materially detracted from performance over the period.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd. Sponsored GDR RegS, Alibaba Group Holding Limited, CaixaBank SA

Top Detractors
↓	Magna International Inc., Randstad NV, Galaxy Entertainment Group Limited
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pzena International Value Fund	PAGE 1	TSR-AR-00770X287

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2021)
Investor Class	41.23	12.19
MSCI EAFE Net (USD)	34.63	9.61
MSCI EAFE VALUE Net (USD)	46.09	14.35
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$140,408,701
Number of Holdings	69
Net Advisory Fee	$559,394
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	5.3%
HSBC Holdings PLC	2.8%
Murata Manufacturing Co., Ltd.	2.8%
Daimler Truck Holding AG	2.6%
ArcelorMittal S.A.	2.6%
Daikin Industries, Ltd.	2.4%
Reckitt Benckiser Group PLC	2.4%
ING Groep N.V.	2.3%
Suntory Beverage & Food, Ltd.	2.3%
Rexel S.A.	2.3%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Value Fund	PAGE 2	TSR-AR-00770X287

(b) Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2026	FYE 2/28/2025
(a) Audit Fees	$125,000	$125,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$25,000	$25,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Deloitte and Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2026	FYE 2/28/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2026	FYE 2/28/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	$30,000	$30,000

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PZENA FUNDS
Pzena Mid Cap Value Fund
Pzena Emerging Markets Value Fund
Pzena Small Cap Value Fund
Pzena International Small Cap Value Fund
Pzena International Value Fund
Annual Financial Statements and Other Information
February 28, 2026

PZENA MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 99.7%
Basic Materials - 4.7%
FMC Corp.	39,811	$586,814
Huntsman Corp.	140,637	1,779,058
Olin Corp.	88,902	2,255,444
		4,621,316
Consumer Discretionary - 21.2%
Adient PLC(a)	125,523	3,052,719
Advance Auto Parts, Inc.	92,476	4,916,949
Dollar General Corp.	19,921	3,112,457
Lear Corp.	8,583	1,126,519
LKQ Corp.	65,113	2,155,891
Magna International, Inc.	51,492	3,246,571
Newell Brands, Inc.	338,861	1,541,818
PVH Corp.	23,945	1,642,627
		20,795,551
Consumer Staples - 2.9%
Tyson Foods, Inc. - Class A	43,696	2,839,803
Energy - 2.4%
NOV, Inc.	116,835	2,367,077
Financials - 17.9%
CNO Financial Group, Inc.	43,621	1,823,794
Corebridge Financial, Inc.	93,055	2,404,541
Equitable Holdings, Inc.	37,448	1,506,159
Fifth Third Bancorp	49,459	2,446,737
Globe Life, Inc.	17,112	2,485,689
Keycorp	45,103	935,436
MetLife, Inc.	29,001	2,090,102
Voya Financial, Inc.	31,420	2,101,370
Webster Financial Corp.	23,672	1,707,461
		17,501,289
Health Care - 19.5%
Baxter International, Inc.	239,548	4,879,593
Fresenius Medical Care AG & Co. KGaA - ADR	129,999	3,049,777
Henry Schein, Inc.(a)	30,559	2,517,756
Humana, Inc.	22,588	4,303,917
Solventum Corp.(a)	26,739	1,984,034
Universal Health Services, Inc. - Class B	11,521	2,374,478
		19,109,555
Industrials - 20.2%
Capital One Financial Corp.	11,406	2,231,470
Dow, Inc.	81,363	2,500,285
Global Payments, Inc.	35,327	2,701,102
Knight-Swift Transportation Holdings, Inc.	43,894	2,761,810
Oshkosh Corp.	23,775	4,042,226
Robert Half, Inc.	110,489	2,698,141
Sensata Technologies Holding PLC	77,253	2,884,627
		19,819,661

	Shares	Value
Technology - 10.9%
Avnet, Inc.	56,410	$3,714,035
Cognizant Technology Solutions Corp. - Class A	30,426	1,960,347
Concentrix Corp.	61,674	2,022,907
Skyworks Solutions, Inc.	50,423	3,004,202
		10,701,491
TOTAL COMMON STOCKS (Cost $91,107,316)		97,755,743
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 3.60%(b)	827,685	827,685
TOTAL SHORT-TERM INVESTMENTS (Cost $827,685)		827,685
TOTAL INVESTMENTS - 100.5% (Cost $91,935,001)		$98,583,428
Liabilities in Excess of Other Assets - (0.5)%		(456,703)
TOTAL NET ASSETS - 100.0%		$98,126,725

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

1

PZENA EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 93.9%
Brazil - 9.8%
Ambev S.A.	32,747,200	$103,929,961
B3 S.A. - Brasil Bolsa Balcao	18,338,000	64,101,621
Banco do Brasil S.A.	12,529,200	66,061,499
Natura Cosmeticos S.A.(a)	24,153,700	42,969,227
Neoenergia S.A.	1,179,400	7,559,755
Petroleo Brasileiro SA - Petrobras	6,260,300	52,155,938
Vale S.A.	3,540,600	61,080,789
		397,858,790
China - 20.3%
Alibaba Group Holding, Ltd.	5,028,800	91,854,631
Baidu, Inc. - Class A(a)	2,728,800	43,146,530
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A	23,714,745	62,264,307
China Merchants Bank Co., Ltd. - Class A	11,074,756	62,597,079
China Overseas Land & Investment, Ltd.	44,809,118	82,190,716
Haier Smart Home Co., Ltd. - Class H	23,045,800	78,592,676
Ping An Insurance Group Co. of China, Ltd. - Class H	6,647,500	57,779,226
Shenzhou International Group Holdings, Ltd.	6,550,900	53,045,928
Tencent Holdings, Ltd.	1,278,100	84,625,074
Weichai Power Co., Ltd. - Class H	18,601,000	77,557,663
Zhejiang Longsheng Group Co., Ltd. - Class A	13,845,905	33,101,563
Zhongsheng Group Holdings, Ltd.	24,398,000	32,308,623
ZTO Express Cayman, Inc.	1,139,000	27,880,269
ZTO Express Cayman, Inc. - ADR	1,378,959	33,619,020
		820,563,305
Hong Kong - 7.6%
Galaxy Entertainment Group, Ltd.	14,131,000	75,428,913
Man Wah Holdings, Ltd.	47,250,645	30,802,246
Pacific Basin Shipping, Ltd.	215,367,066	95,248,875
WH Group, Ltd.(b)	70,507,200	88,681,500
Yue Yuen Industrial (Holdings), Ltd.	7,769,500	18,461,923
		308,623,457
Hungary – 4.4%
MOL Hungarian Oil & Gas PLC	3,486,315	38,567,898
OTP Bank PLC	676,105	83,338,939
Richter Gedeon Nyrt	1,475,383	55,238,245
		177,145,082
India - 2.8%
HDFC Bank, Ltd.	5,320,696	51,919,571
REC, Ltd.	2,585,530	9,941,258
UPL, Ltd.	7,434,791	52,089,812
		113,950,641
Indonesia - 1.8%
Bank Rakyat Indonesia Persero Tbk	304,679,400	71,058,542
Kazakhstan - 1.1%
Kaspi.KZ JSC - ADR(a)	633,758	44,736,977

	Shares	Value
Luxembourg - 1.2%
Globant S.A.(a)	965,087	$48,022,729
Peru - 2.1%
Credicorp, Ltd.	247,531	85,739,788
Republic of Korea - 21.4%
DB Insurance Co., Ltd.	324,285	41,276,735
Doosan Bobcat, Inc.	914,767	41,334,623
Hankook Tire & Technology Co., Ltd.	1,877,151	95,129,863
Hyundai Mobis Co., Ltd.	279,816	100,566,473
KB Financial Group, Inc.	630,220	69,659,354
Kia Corp.	73,101	10,443,000
KT Corp. - ADR(a)	1,573,478	37,448,776
Orion Corp.	610,788	56,641,724
Samsung Electronics Co., Ltd.	1,952,384	293,841,596
Shinhan Financial Group Co., Ltd.	954,930	64,325,837
WONIK IPS Co., Ltd.	646,815	56,475,470
		867,143,451
Romania - 0.4%
Banca Transilvania S.A.	1,942,250	15,537,460
Russia - 0.0%(c)
Sberbank of Russia PJSC - ADR(a)(d)	408,511	4,085
Saudi Arabia - 0.8%
Saudi Arabian Oil Co.(b)	4,695,730	31,247,280
Singapore - 1.6%
Wilmar International, Ltd.	22,537,400	62,717,723
Taiwan - 8.1%
Compal Electronics, Inc.	48,133,161	48,810,180
Hon Hai Precision Industry Co., Ltd.	6,810,132	53,021,758
Nien Made Enterprise Co., Ltd.	2,762,000	35,707,507
Taiwan Semiconductor Manufacturing Co., Ltd.	2,968,000	189,713,883
		327,253,328
Thailand - 4.1%
Bangkok Bank Public Co., Ltd.	5,287,900	30,194,700
Bangkok Bank Public Co., Ltd. - NVDR	4,268,000	24,370,919
Indorama Ventures PCL - NVDR	62,996,200	46,408,653
SCB X PCL	13,259,800	63,345,031
		164,319,303
Turkey - 1.4%
Akbank T.A.S.	28,384,251	58,242,824
United Kingdom - 1.6%
Standard Chartered PLC	749,038	18,493,021
Wizz Air Holdings PLC(a)	2,827,593	46,489,542
		64,982,563
United States - 1.4%
Cognizant Technology Solutions Corp. - Class A	878,445	56,598,211

The accompanying notes are an integral part of these financial statements.

2

PZENA EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Uruguay - 0.8%
Arcos Dorados Holdings, Inc. - Class A	3,641,568	$32,045,798
Vietnam - 1.2%
Vietnam Dairy Products JSC	18,059,530	47,289,689
TOTAL COMMON STOCKS (Cost $2,582,903,708)		3,795,081,026
PREFERRED STOCKS - 3.8%
Brazil - 3.8%
Cia Energetica de Minas Gerais, 13.45%	29,180,263	69,158,333
Itau Unibanco Holding S.A., 6.41%	6,534,286	59,205,615
Petroleo Brasileiro S.A. - Petrobras, 7.35%	3,668,400	28,272,405
TOTAL PREFERRED STOCKS (Cost $101,334,625)		156,636,353
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds – 2.1%
First American Government Obligations Fund - Class X, 3.60%(e)	83,534,080	83,534,080
TOTAL SHORT-TERM INVESTMENTS (Cost $83,534,080)		83,534,080
TOTAL INVESTMENTS - 99.8% (Cost $2,767,772,413)		$4,035,251,459
Other Assets in Excess of Liabilities - 0.2%		7,442,183
TOTAL NET ASSETS - 100.0%		$4,042,693,642

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $119,928,780 or 3.0% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,085 or 0.0% of net assets as of February 28, 2026.

(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

3

PZENA SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 97.8%
Basic Materials - 7.2%
Huntsman Corp.	125,481	$1,587,335
Koppers Holdings, Inc.	55,463	2,096,501
Olin Corp.	77,884	1,975,917
Orion S.A.	195,293	1,111,217
		6,770,970
Consumer Discretionary - 20.2%
Adient PLC(a)	120,581	2,932,530
Advance Auto Parts, Inc.	75,734	4,026,777
Genesco, Inc.(a)	40,058	1,091,180
Haverty Furniture Cos., Inc.	56,037	1,334,241
Helen of Troy, Ltd.(a)	38,972	687,466
Hooker Furnishings Corp.	23,915	342,941
Malibu Boats, Inc. - Class A(a)	64,807	1,883,291
Newell Brands, Inc.	447,933	2,038,095
PVH Corp.	20,762	1,424,273
Samsonite Group S.A. - ADR	140,170	1,723,867
Winnebago Industries, Inc.	40,864	1,630,065
		19,114,726
Consumer Staples - 5.9%
Spectrum Brands Holdings, Inc.	48,949	3,836,623
Universal Corp.	15,031	807,616
USANA Health Sciences, Inc.(a)	43,670	939,778
		5,584,017
Energy - 4.1%
DNOW, Inc.(a)	163,772	1,929,234
NOV, Inc.	96,092	1,946,824
		3,876,058
Financials - 20.8%
Associated Banc-Corp.	85,902	2,268,672
Bread Financial Holdings, Inc.	24,454	1,732,810
CNO Financial Group, Inc.	53,408	2,232,988
Columbia Banking System, Inc.	93,499	2,660,047
Globe Life, Inc.	13,183	1,914,963
Old National Bancorp of Indiana	106,880	2,468,928
Univest Financial Corp.	41,755	1,400,880
Webster Financial Corp.	37,797	2,726,298
WSFS Financial Corp.	36,484	2,317,099
		19,722,685
Health Care - 7.5%
Envista Holdings Corp.(a)	71,580	2,090,852
Teleflex, Inc.	26,113	3,187,353
Varex Imaging Corp.(a)	139,412	1,836,056
		7,114,261

	Shares	Value
Industrials - 23.5%
ABM Industries, Inc.	48,414	$2,154,423
Aebi Schmidt Holding AG	164,052	2,365,630
American Woodmark Corp.(a)	45,646	2,286,864
Douglas Dynamics, Inc.	61,604	2,828,856
Korn Ferry	31,922	2,000,552
Masterbrand, Inc.(a)	87,340	883,881
Myers Industries, Inc.	63,529	1,421,144
Resideo Technologies, Inc.(a)	52,126	2,017,276
Robert Half, Inc.	91,401	2,232,012
Sensata Technologies Holding PLC	61,165	2,283,901
TriMas Corp.	30,440	1,189,595
TrueBlue, Inc.(a)	142,243	601,688
		22,265,822
Real Estate - 2.4%
Marcus & Millichap, Inc.	84,337	2,227,340
Technology - 6.2%
Avnet, Inc.	37,561	2,473,016
Concentrix Corp.	57,506	1,886,197
ScanSource, Inc.(a)	41,277	1,518,168
		5,877,381
TOTAL COMMON STOCKS (Cost $88,312,860)		92,553,260
REAL ESTATE INVESTMENT TRUSTS - 0.9%
DiamondRock Hospitality Co.	88,163	885,156
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $763,659)		885,156
SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
First American Government Obligations Fund - Class X, 3.60%(b)	3,235,984	3,235,984
TOTAL SHORT-TERM INVESTMENTS (Cost $3,235,984)		3,235,984
TOTAL INVESTMENTS - 102.1% (Cost $92,312,503)		$96,674,400
Liabilities in Excess of Other Assets - (2.1)%		(2,022,121)
TOTAL NET ASSETS - 100.0%		$94,652,279

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

4

PZENA INTERNATIONAL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 97.2%
Australia - 4.1%
Elders, Ltd.	1,252,719	$6,472,249
Perenti, Ltd.	1,645,996	2,752,717
		9,224,966
Belgium - 1.9%
Umicore S.A.	203,669	4,336,609
Canada - 5.2%
Linamar Corp.	69,816	4,811,702
Spin Master Corp.(b)	179,510	2,533,315
Transcontinental, Inc. - Class A	255,060	4,349,324
		11,694,341
Denmark - 0.6%
Solar AS - Class B	43,233	1,360,517
Finland - 3.4%
Nokian Renkaat Oyj	599,078	7,552,980
France - 10.5%
Beneteau SACA	406,602	3,857,941
Manitou BF S.A.	139,177	3,872,834
Nexity S.A.(a)	436,404	4,916,771
Remy Cointreau S.A.	105,226	5,184,772
Rexel S.A.	97,064	4,228,651
Teleperformance SE	26,410	1,606,488
		23,667,457
Germany - 7.0%
Aurubis AG	11,966	2,443,224
Duerr AG	156,912	4,533,207
Evonik Industries AG	240,480	4,202,596
Hornbach Holding AG & Co. KGaA	44,929	4,565,578
		15,744,605
Hong Kong - 5.8%
Pacific Basin Shipping, Ltd.	5,286,426	2,337,990
VTech Holdings, Ltd.	614,416	5,069,478
Yue Yuen Industrial (Holdings), Ltd.	2,388,076	5,674,558
		13,082,026
Ireland - 9.4%
Bank of Ireland Group PLC	39,508	771,898
C&C Group PLC	2,445,221	3,875,288
Origin Enterprises PLC	1,773,603	8,885,723
Permanent TSB Group Holdings PLC(a)	2,013,907	7,567,232
		21,100,141
Italy - 2.3%
MARR SpA	461,829	5,151,382
Japan - 13.8%
Fukuoka Financial Group, Inc.	163,037	7,144,124
Kanto Denka Kogyo Co., Ltd.	781,545	8,833,138

	Shares	Value
Sawai Group Holdings Co., Ltd.	338,089	$5,024,843
Tokai Carbon Co., Ltd.	611,949	4,363,367
Toyota Boshoku Corp.	279,530	5,729,680
		31,095,152
Jersey - 0.5%
B&M European Value Retail S.A.(a)	455,445	1,172,324
Luxembourg - 2.5%
Samsonite Group S.A.(b)	2,281,800	5,611,605
Netherlands - 4.6%
Ariston Holding N.V.	801,556	4,792,420
Signify N.V.(b)	246,199	5,736,721
		10,529,141
New Zealand - 2.6%
Fletcher Building, Ltd.(a)	2,753,037	5,779,616
Spain - 2.8%
Unicaja Banco S.A.(b)	2,008,289	6,407,085
Switzerland - 0.4%
Barry Callebaut AG	468	879,573
United Kingdom - 19.8%
Ferrexpo PLC(a)	1,306,272	989,347
Hays PLC	1,686,233	921,709
Ibstock PLC	2,790,425	4,978,940
Pagegroup PLC	666,197	1,682,483
Pennon Group PLC	706,366	5,711,623
Sabre Insurance Group PLC(b)	3,221,549	5,947,903
Senior PLC	1,883,460	7,817,820
SThree PLC	1,618,876	3,813,586
Tate & Lyle PLC	1,021,661	5,185,202
Travis Perkins PLC	560,856	5,275,764
Wizz Air Holdings PLC(a)	155,397	2,554,942
		44,879,319
TOTAL COMMON STOCKS (Cost $170,338,889)		219,268,839
SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
First American Government Obligations Fund - Class X, 3.60%(c)	7,326,745	7,326,745
TOTAL SHORT-TERM INVESTMENTS (Cost $7,326,745)		7,326,745
TOTAL INVESTMENTS - 100.4% (Cost $177,665,634)		$226,595,584
Liabilities in Excess of Other Assets - (0.4)%		(887,727)
TOTAL NET ASSETS - 100.0%		$225,707,857

The accompanying notes are an integral part of these financial statements.

5

PZENA INTERNATIONAL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $26,236,629 or 11.6% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

6

PZENA INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 97.5%
Brazil - 2.6%
Ambev S.A.	495,500	$1,572,571
Banco do Brasil S.A.	221,700	1,168,936
Vale S.A.	49,600	855,676
		3,597,183
Canada - 1.9%
Magna International, Inc.	25,582	1,613,070
Magna International, Inc.(c)	16,876	1,064,032
		2,677,102
China - 3.6%
Alibaba Group Holding, Ltd.	93,600	1,709,671
China Merchants Bank Co., Ltd. - Class H	195,000	1,217,348
China Overseas Land & Investment, Ltd.	488,500	896,026
Haier Smart Home Co., Ltd. - Class H	374,800	1,278,174
		5,101,219
Denmark - 2.0%
Danske Bank A/S	55,398	2,891,846
Finland - 1.3%
Nokia Oyj - ADR	242,316	1,870,679
France - 11.9%
Accor S.A.	18,111	1,054,162
Amundi S.A.(a)	23,145	2,216,567
Arkema S.A.	22,216	1,626,214
Michelin SCA	68,252	2,774,242
Publicis Groupe S.A.	18,085	1,611,668
Rexel S.A.	74,062	3,226,555
Sanofi S.A.	30,275	2,940,536
Teleperformance SE	21,124	1,284,947
		16,734,891
Germany - 11.6%
BASF SE	51,381	2,956,665
Bayer AG	53,703	2,665,764
Continental AG	28,981	2,503,918
Daimler Truck Holding AG	71,607	3,640,804
Evonik Industries AG	70,934	1,239,633
Fresenius Medical Care AG & Co. KGaA	43,191	2,013,311
Mercedes-Benz Group AG	19,265	1,343,048
		16,363,143
Hong Kong – 1.7%
Galaxy Entertainment Group, Ltd.	438,000	2,337,971
Indonesia - 0.4%
Bank Rakyat Indonesia Persero Tbk	2,253,600	525,593
Ireland - 3.7%
Accenture PLC - Class A	3,781	789,170
Bank of Ireland Group PLC	143,527	2,804,196
Medtronic PLC	16,754	1,636,196
		5,229,562

	Shares	Value
Italy - 2.2%
Enel S.p.A.	253,650	$3,055,273
Japan - 20.6%
Bridgestone Corp.	52,000	1,263,996
Daikin Industries Ltd.	26,500	3,379,422
Fukuoka Financial Group, Inc.	26,200	1,148,059
Iida Group Holdings Co., Ltd.	27,300	486,161
Komatsu, Ltd.	18,345	884,916
Kubota Corp.	105,329	2,142,125
Minebea Mitsumi, Inc.	133,700	2,880,074
Murata Manufacturing Co., Ltd.	150,400	3,956,349
Olympus Corp.	153,400	1,500,946
Resona Holdings, Inc.	121,200	1,482,743
Sumitomo Mitsui Financial Group, Inc.	24,000	921,641
Suntory Beverage & Food Ltd.	102,600	3,230,456
T&D Holdings, Inc.	11,400	307,621
Takeda Pharmaceutical Co., Ltd.	42,900	1,598,534
TDK Corp.	194,000	3,011,898
Toray Industries, Inc.	87,300	749,092
		28,944,033
Luxembourg - 2.6%
ArcelorMittal S.A.	55,260	3,622,579
Netherlands - 4.1%
ING Groep N.V.	111,878	3,255,964
Koninklijke Philips N.V.	64,140	2,052,335
Randstad N.V.	13,080	430,122
		5,738,421
Norway - 2.2%
Equinor ASA	102,484	3,035,190
Republic of Korea - 6.1%
Samsung Electronics Co., Ltd.	49,599	7,464,848
Shinhan Financial Group Co., Ltd.	12,850	865,599
Shinhan Financial Group Co., Ltd. - ADR	3,710	247,865
		8,578,312
Switzerland - 5.5%
Julius Baer Group, Ltd.	32,618	2,783,041
Roche Holding AG	4,866	2,322,718
UBS Group AG	62,908	2,619,087
		7,724,846
Thailand - 0.5%
Bangkok Bank PCL - NVDR	117,100	668,658
United Kingdom - 13.0%
Barclays PLC	191,327	1,167,641
GSK PLC	106,794	3,167,710
HSBC Holdings PLC	212,342	3,987,976
J Sainsbury PLC	576,174	2,709,927
Reckitt Benckiser Group PLC	37,985	3,333,560
Shell PLC	58,240	2,408,574

The accompanying notes are an integral part of these financial statements.

7

PZENA INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United Kingdom - (Continued)
Standard Chartered PLC	31,128	$768,520
Tesco PLC	104,139	674,490
		18,218,398
TOTAL COMMON STOCKS (Cost $91,338,032)		136,914,899
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds – 1.4%
First American Government Obligations Fund - Class X, 3.60%(b)	1,963,891	1,963,891
TOTAL SHORT-TERM INVESTMENTS (Cost $1,963,891)		1,963,891
TOTAL INVESTMENTS - 98.9% (Cost $93,301,923)		$138,878,790
Other Assets in Excess of Liabilities - 1.1%		1,529,911
TOTAL NET ASSETS - 100.0%		$140,408,701

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $2,216,567 or 1.6% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c)	U.S. Traded Foreign Security.
The accompanying notes are an integral part of these financial statements.

8

Pzena Funds
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund	Pzena International Small Cap Value Fund	Pzena International Value Fund
ASSETS:
Investments, at value	$98,583,428	$4,035,251,459	$96,674,400	$226,595,584	$138,878,790
Receivable for investments sold	—	33,223,214	—	1,032	2,101,098
Dividends receivable	248,457	9,999,412	147,053	176,760	201,286
Receivable for fund shares sold	38,267	6,634,528	43,609	35,099	2,133
Foreign currency, at value	—	102,899	—	4,610	—
Dividend tax reclaims receivable	54,227	79,863	—	232,653	212,344
Cash	—	—	—	—	28,439
Prepaid expenses and other assets	26,720	105,244	24,646	14,384	1,394
Total assets	98,951,099	4,085,396,619	96,889,708	227,060,122	141,425,484
LIABILITIES:
Payable for investments purchased	186,335	32,496,295	1,850,666	1,015,041	856,171
Deferred foreign capital gains tax	—	4,680,146	—	—	—
Payable to Adviser	48,628	2,837,973	49,027	124,746	53,154
Payable for capital shares redeemed	498,267	1,799,504	244,816	25,000	—
Payable for custodian fees	1,691	452,378	1,645	84,308	14,971
Payable for fund administration and accounting fees	21,591	215,102	22,552	30,056	22,118
Payable for distribution and shareholder servicing fees	2,218	70,017	1,906	7,555	2,022
Payable for transfer agent fees and expenses	7,561	43,552	8,408	8,951	7,260
Payable for compliance fees	2,797	2,797	2,798	2,797	2,798
Payable for trustees’ fees	9,992	5,652	8,690	10,821	9,645
Payable to custodian foreign currency, at value	—	—	—	—	4,992
Payable for expenses and other liabilities	45,294	99,561	46,921	42,990	43,652
Total liabilities	824,374	42,702,977	2,237,429	1,352,265	1,016,783
Commitments and Contingencies (Note 2)
NET ASSETS	$98,126,725	$4,042,693,642	$94,652,279	$225,707,857	$140,408,701
Net Assets Consists of:
Paid-in capital	$93,188,831	$2,773,044,340	$92,342,145	$174,989,913	$93,288,513
Total distributable earnings	4,937,894	1,269,649,302	2,310,134	50,717,944	47,120,188
Total net assets	$98,126,725	$4,042,693,642	$94,652,279	$225,707,857	$140,408,701
Institutional Class
Net assets	$96,038,145	$3,966,593,202	$91,059,357	$219,430,792	$138,554,231
Shares issued and outstanding(a)	8,003,850	218,021,634	6,331,230	15,061,552	9,442,670
Net asset value per share	$12.00	$18.19	$14.38	$14.57	$14.67
Investor Class
Net assets	$2,088,580	$76,100,440	$3,592,922	$6,277,065	$1,854,470
Shares issued and outstanding(a)	171,073	4,206,127	252,733	432,315	126,542
Net asset value per share	$12.21	$18.09	$14.22	$14.52	$14.65
Cost:
Investments, at cost	$91,935,001	$2,767,772,413	$92,312,503	$177,665,634	$93,301,923
Foreign currency, at cost	$—	$102,921	$—	$4,579	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

9

Pzena Funds
STATEMENTS OF OPERATIONS
For the Year Ended February 28, 2026

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund	Pzena International Small Cap Value Fund	Pzena International Value Fund
INVESTMENT INCOME:
Dividend income	$2,637,107	$126,969,551	$1,297,019	$6,333,751	$4,765,593
Less: issuance fees	(4,571)	(90,688)	—	—	(4,845)
Less: dividend withholding taxes	(38,038)	(9,945,294)	(1,508)	(517,799)	(489,825)
Total investment income	2,594,498	116,933,569	1,295,511	5,815,952	4,270,923
EXPENSES:
Investment advisory fee	841,565	28,526,592	561,762	1,685,816	759,191
Custodian fees	6,878	1,609,629	6,790	133,667	50,269
Fund administration and accounting fees	85,019	741,738	85,118	91,478	86,863
Transfer agent fees	29,008	157,402	31,696	33,022	26,993
Federal and state registration fees	33,548	155,562	24,567	43,465	37,324
Reports to shareholders	11,551	141,840	20,071	13,941	8,315
Distribution expenses - Investor Class	7,109	135,128	8,111	12,787	3,718
Shareholder service costs - Investor Class	2,498	52,761	1,639	2,323	144
Audit fees	25,000	25,000	25,000	25,000	25,000
Trustees’ fees	31,663	25,323	27,821	32,493	28,695
Compliance fees	11,048	11,048	11,048	11,047	11,048
Legal fees	3,652	3,327	3,327	3,900	3,328
Interest expense	2,289	—	5,369	64	480
Other expenses and fees	30,623	211,960	34,942	22,493	26,604
Total expenses	1,121,451	31,797,310	847,261	2,111,496	1,067,972
Expense reimbursement by Adviser	(165,084)	(800,761)	(246,183)	(268,605)	(199,797)
Net expenses	956,367	30,996,549	601,078	1,842,891	868,175
Net investment income (loss)	1,638,131	85,937,020	694,433	3,973,061	3,402,748
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,575,990)	66,640,244	(2,351,989)	3,697,897	3,832,379
Foreign currency translation	—	(817,057)	—	(9,538)	(15,365)
Non-U.S. Taxes	—	(1,555,118)	—	—	—
Net realized gain (loss)	(1,575,990)	64,268,069	(2,351,989)	3,688,359	3,817,014
Net change in unrealized appreciation (depreciation) on:
Investments	3,927,570	1,164,967,252	7,969,523	49,031,489	34,727,525
Foreign currency translation	6	628,851	—	15,451	22,521
Deferred Non-U.S. Taxes	—	(1,103,755)	—	—	—
Net change in unrealized appreciation (depreciation)	3,927,576	1,164,492,348	7,969,523	49,046,940	34,750,046
Net realized and unrealized gain (loss)	2,351,586	1,228,760,417	5,617,534	52,735,299	38,567,060
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,989,717	$1,314,697,437	$6,311,967	$56,708,360	$41,969,808

The accompanying notes are an integral part of these financial statements.

10

Pzena FundS
Statements of Changes in Net Assets

	Pzena Mid Cap Value Fund		Pzena Emerging Markets Value Fund
	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$1,638,131	$1,954,754	$85,937,020	$67,707,451
Net realized gain (loss):
Investments	(1,575,990)	18,081,294	66,640,244	106,793,145
Foreign currency translation	—	—	(817,057)	(2,010,513)
Non-U.S. Taxes	—	—	(1,555,118)	(7,857,597)
Net change in unrealized appreciation (depreciation) on:
Investments	3,927,570	(21,769,126)	1,164,967,252	13,945,662
Foreign currency translation	6	(8)	628,851	(208,289)
Deferred non-U.S. Taxes	—	—	(1,103,755)	(3,576,391)
Net increase (decrease) in net assets from operations	3,989,717	(1,733,086)	1,314,697,437	174,793,468
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(4,057,099)	(21,562,211)	(146,733,081)	(138,217,242)
From earnings - Investor Class	(80,767)	(1,091,717)	(2,721,898)	(2,951,017)
Total distributions to shareholders	(4,137,866)	(22,653,928)	(149,454,979)	(141,168,259)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	8,642,367	18,942,956	1,187,039,818	918,399,856
Shares issued from reinvestment of distributions - Institutional Class	3,127,918	12,116,221	104,112,416	94,472,625
Shares redeemed - Institutional Class	(45,303,685)	(17,583,164)	(561,972,914)	(530,968,915)
Shares sold - Investor Class	298,768	737,649	33,333,467	16,959,682
Shares issued from reinvestment of distributions - Investor Class	61,320	996,839	2,687,761	2,884,744
Shares redeemed - Investor Class	(3,795,862)	(2,605,426)	(25,723,018)	(19,467,847)
Net increase (decrease) in net assets from capital transactions	(36,969,174)	12,605,075	739,477,530	482,280,145
NET INCREASE (DECREASE) IN NET ASSETS	(37,117,323)	(11,781,939)	1,904,719,988	515,905,354
NET ASSETS:
Beginning of the year	135,244,048	147,025,987	2,137,973,654	1,622,068,300
End of the year	$98,126,725	$135,244,048	$4,042,693,642	$2,137,973,654
SHARES TRANSACTIONS
Shares sold - Institutional Class	735,147	1,514,254	81,280,821	72,468,038
Shares issued from reinvestment of distributions - Institutional Class	270,581	1,030,291	6,922,368	7,918,912
Shares redeemed - Institutional Class	(3,966,315)	(1,299,054)	(38,937,994)	(41,963,382)
Shares sold - Investor Class	25,072	52,362	2,253,237	1,333,723
Shares issued from reinvestment of distributions - Investor Class	5,210	83,139	179,543	242,619
Shares redeemed - Investor Class	(321,921)	(197,842)	(1,758,348)	(1,544,524)
Total increase (decrease) in shares outstanding	(3,252,226)	1,183,150	49,939,627	38,455,386

The accompanying notes are an integral part of these financial statements.

11

Pzena FundS
Statements of Changes in Net Assets(Continued)

	Pzena Small Cap Value Fund		Pzena International Small Cap Value Fund
	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$694,433	$441,186	$3,973,061	$785,485
Net realized gain (loss):
Investments	(2,351,989)	5,400,443	3,697,897	2,027,353
Foreign currency translation	—	—	(9,538)	(14,381)
Net change in unrealized appreciation (depreciation) on:
Investments	7,969,523	(8,654,293)	49,031,489	(809,779)
Foreign currency translation	—	—	15,451	(4,313)
Net increase (decrease) in net assets from operations	6,311,967	(2,812,664)	56,708,360	1,984,365
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(1,681,193)	(3,881,100)	(5,574,473)	(2,724,867)
From earnings - Investor Class	(72,342)	(311,220)	(147,200)	(353,089)
Total distributions to shareholders	(1,753,535)	(4,122,320)	(5,721,673)	(3,077,956)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	57,065,433	26,851,205	123,465,056	37,262,400
Shares issued from reinvestment of distributions - Institutional Class	1,647,306	3,609,479	5,126,021	2,557,372
Shares redeemed - Institutional Class	(28,634,363)	(13,097,570)	(19,485,889)	(752,775)
Shares sold - Investor Class	402,628	852,224	3,270,605	557,234
Shares issued from reinvestment of distributions - Investor Class	72,342	311,221	101,676	246,020
Shares redeemed - Investor Class	(1,285,697)	(611,351)	(1,903,037)	(836,669)
Net increase (decrease) in net assets from capital transactions	29,267,649	17,915,208	110,574,432	39,033,582
NET INCREASE (DECREASE) IN NET ASSETS	33,826,081	10,980,224	161,561,119	37,939,991
NET ASSETS:
Beginning of the year	60,826,198	49,845,974	64,146,738	26,206,747
End of the year	$94,652,279	$60,826,198	$225,707,857	$64,146,738
SHARES TRANSACTIONS
Shares sold - Institutional Class	4,209,076	1,814,176	10,518,470	3,393,224
Shares issued from reinvestment of distributions - Institutional Class	123,486	260,424	386,869	242,866
Shares redeemed - Institutional Class	(2,305,491)	(879,506)	(1,478,062)	(66,891)
Shares sold - Investor Class	30,184	57,180	258,916	48,245
Shares issued from reinvestment of distributions - Investor Class	5,485	22,634	7,697	23,408
Shares redeemed - Investor Class	(109,044)	(42,499)	(147,247)	(72,365)
Total increase (decrease) in shares outstanding	1,953,696	1,232,409	9,546,643	3,568,487

The accompanying notes are an integral part of these financial statements.

12

Pzena FundS
Statements of Changes in Net Assets(Continued)

	Pzena International Value Fund
	Year Ended February 28,
	2026	2025
OPERATIONS:
Net investment income (loss)	$3,402,748	$2,826,580
Net realized gain (loss):
Investments	3,832,379	4,414,843
Foreign currency translation	(15,365)	(19,108)
Net change in unrealized appreciation (depreciation) on:
Investments	34,727,525	7,245,750
Foreign currency translation	22,521	(2,690)
Net increase (decrease) in net assets from operations	41,969,808	14,465,375
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(7,059,840)	(5,518,005)
From earnings - Investor Class	(87,768)	(66,518)
Total distributions to shareholders	(7,147,608)	(5,584,523)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	5,134,545	11,947,550
Shares issued from reinvestment of distributions - Institutional Class	4,307,368	3,186,600
Shares redeemed - Institutional Class	(2,550,232)	(1,741,406)
Shares sold - Investor Class	139,160	3,000
Shares issued from reinvestment of distributions - Investor Class	87,769	66,519
Shares redeemed - Investor Class	(32,107)	(87,228)
Net increase (decrease) in net assets from capital transactions	7,086,503	13,375,035
NET INCREASE (DECREASE) IN NET ASSETS	41,908,703	22,255,887
NET ASSETS:
Beginning of the year	98,499,998	76,244,111
End of the year	$ 140,408,701	$98,499,998
SHARES TRANSACTIONS
Shares sold - Institutional Class	446,822	1,063,276
Shares issued from reinvestment of distributions - Institutional Class	333,904	320,262
Shares redeemed - Institutional Class	(196,967)	(167,384)
Shares sold - Investor Class	11,642	295
Shares issued from reinvestment of distributions - Investor Class	6,809	6,685
Shares redeemed - Investor Class	(2,704)	(8,266)
Total increase (decrease) in shares outstanding	599,506	1,214,868

The accompanying notes are an integral part of these financial statements.

13

PZENA MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.83	$14.34	$14.07	$15.92	$14.87
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.18	0.19	0.20	0.22	0.17
Net realized and unrealized gain (loss) on investments(b)	0.51	(0.40)	1.38	—	2.42
Total from investment operations	0.69	(0.21)	1.58	0.22	2.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.20)	(0.19)	(0.22)	(0.29)
Net realized gains	(0.49)	(2.10)	(1.12)	(1.85)	(1.25)
Total distributions	(0.52)	(2.30)	(1.31)	(2.07)	(1.54)
Net asset value, end of year	$12.00	$11.83	$14.34	$14.07	$15.92
Total return	5.98%	−1.33%	11.37%	2.37%	17.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$96,038	$129,668	$139,381	$128,225	$123,926
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.06%	0.97%	0.99%	0.98%	0.97%
After expense reimbursement/recoupment	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of interest and borrowing expenses on line of credit to average net assets	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	1.57%	1.35%	1.46%	1.50%	1.04%
Portfolio turnover rate(d)	31%	35%	39%	35%	22%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

14

PZENA MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$12.05	$14.56	$14.28	$16.12	$15.05
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.17	0.15	0.15	0.17	0.12
Net realized and unrealized gain (loss) on investments(b)	0.48	(0.41)	1.40	(0.01)	2.44
Total from investment operations	0.65	(0.26)	1.55	0.16	2.56
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.15)	(0.15)	(0.15)	(0.24)
Net realized gains	(0.49)	(2.10)	(1.12)	(1.85)	(1.25)
Total distributions	(0.49)	(2.25)	(1.27)	(2.00)	(1.49)
Net asset value, end of year	$12.21	$12.05	$14.56	$14.28	$16.12
Total return	5.59%	−1.69%	10.95%	1.96%	17.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,089	$5,576	$7,645	$6,667	$11,934
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.40%	1.31%	1.33%	1.32%	1.31%
After expense reimbursement/recoupment	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of interest and borrowing expenses on line of credit to average net assets	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	1.23%	1.01%	1.12%	1.15%	0.70%
Portfolio turnover rate(d)	31%	35%	39%	35%	22%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

15

PZENA EMERGING MARKETS VALUE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$12.41	$12.12	$11.04	$11.63	$11.87
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.44	0.44	0.31	0.33	0.24
Net realized and unrealized gain (loss) on investments(b)	6.08	0.72	1.48	(0.70)	(0.15)
Total from investment operations	6.52	1.16	1.79	(0.37)	0.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(0.54)	(0.42)	(0.19)	(0.25)
Net realized gains	(0.20)	(0.33)	(0.29)	(0.03)	(0.08)
Total distributions	(0.74)	(0.87)	(0.71)	(0.22)	(0.33)
Net asset value, end of year	$18.19	$12.41	$12.12	$11.04	$11.63
Total return	53.76%	9.92%	16.32%	−3.11%	0.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,966,593	$2,094,332	$1,579,818	$1,014,109	$537,475
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.11%	1.13%	1.15%	1.15%	1.15%
After expense reimbursement/ recoupment	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets	3.02%	3.41%	2.62%	3.03%	1.99%
Portfolio turnover rate(c)	28%	22%	38%	15%	10%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

16

PZENA EMERGING MARKETS VALUE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$12.36	$12.07	$11.00	$11.59	$11.84
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.40	0.39	0.27	0.29	0.20
Net realized and unrealized gain (loss) on investments(b)	6.03	0.73	1.47	(0.69)	(0.16)
Total from investment operations	6.43	1.12	1.74	(0.40)	0.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.50)	(0.38)	(0.16)	(0.21)
Net realized gains	(0.20)	(0.33)	(0.29)	(0.03)	(0.08)
Total distributions	(0.70)	(0.83)	(0.67)	(0.19)	(0.29)
Net asset value, end of year	$18.09	$12.36	$12.07	$11.00	$11.59
Total return	53.19%	9.57%	15.92%	−3.39%	0.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$76,101	$43,642	$42,250	$36,800	$22,332
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.46%	1.47%	1.50%	1.50%	1.50%
After expense reimbursement/recoupment	1.43%	1.42%	1.43%	1.43%	1.43%
Ratio of net investment income (loss) to average net assets	2.67%	3.07%	2.27%	2.68%	1.64%
Portfolio turnover rate(c)	28%	22%	38%	15%	10%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

17

PZENA SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$13.14	$14.68	$12.97	$14.28	$13.14
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.16	0.12	0.13	0.10	0.05
Net realized and unrealized gain (loss) on investments(b)	1.39	(0.64)	1.65	0.65	1.31
Total from investment operations	1.55	(0.52)	1.78	0.75	1.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.23)	(0.02)	(0.12)	(0.12)
Net realized gains	(0.30)	(0.79)	(0.05)	(1.94)	(0.10)
Total distributions	(0.31)	(1.02)	(0.07)	(2.06)	(0.22)
Net asset value, end of year	$14.38	$13.14	$14.68	$12.97	$14.28
Total return	11.98%	−3.90%	13.74%	6.50%	10.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$91,059	$56,578	$45,642	$91,814	$118,998
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.42%	1.39%	1.46%	1.18%	1.17%
After expense reimbursement/recoupment	1.00%	1.00%	1.00%	1.03%	1.10%
Ratio of interest and borrowing expenses on line of credit to average net assets	0.01%	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and borrowing expenses on line of credit	0.99%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	1.19%	0.81%	1.06%	0.77%	0.38%
Portfolio turnover rate(c)	41%	30%	25%	28%	10%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

18

PZENA SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$13.03	$14.56	$12.90	$14.20	$13.07
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12	0.07	0.10	0.06	0.01
Net realized and unrealized gain (loss) on investments(b)	1.37	(0.62)	1.63	0.66	1.31
Total from investment operations	1.49	(0.55)	1.73	0.72	1.32
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.19)	(0.02)	(0.08)	(0.09)
Net realized gains	(0.30)	(0.79)	(0.05)	(1.94)	(0.10)
Total distributions	(0.30)	(0.98)	(0.07)	(2.02)	(0.19)
Net asset value, end of year	$14.22	$13.03	$14.56	$12.90	$14.20
Total return	11.62%	−4.15%	13.38%	6.34%	10.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,593	$4,248	$4,204	$4,132	$3,663
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.72%	1.70%	1.77%	1.49%	1.48%
After expense reimbursement/recoupment	1.30%	1.31%	1.31%	1.34%	1.41%
Ratio of interest and borrowing expenses on line of credit to average net assets	0.01%	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and borrowing expenses on line of credit	1.29%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.89%	0.50%	0.75%	0.46%	0.07%
Portfolio turnover rate(c)	41%	30%	25%	28%	10%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

19

PZENA INTERNATIONAL SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.79	$11.02	$10.64	$10.07	$9.49
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.29	0.31	0.22	0.20	0.08
Net realized and unrealized gain (loss) on investments(b)	3.87	0.65	0.65	0.83	0.61
Total from investment operations	4.16	0.96	0.87	1.03	0.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.40)	(0.19)	(0.18)	(0.09)
Net realized gains	(0.12)	(0.79)	(0.30)	(0.28)	(0.02)
Total distributions	(0.38)	(1.19)	(0.49)	(0.46)	(0.11)
Net asset value, end of year	$14.57	$10.79	$11.02	$10.64	$10.07
Total return	38.90%	8.99%	8.18%	10.73%	7.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$219,431	$60,780	$22,759	$16,424	$13,919
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.18%	1.85%	2.09%	2.51%	2.88%
After expense reimbursement/recoupment	1.03%	1.16%	1.17%	1.17%	1.17%
Ratio of interest and borrowing expenses on line of credit to average net assets	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	2.25%	2.62%	2.04%	2.15%	0.74%
Portfolio turnover rate(d)	47%	39%	43%	26%	22%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

20

PZENA INTERNATIONAL SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.76	$10.99	$10.62	$10.05	$9.48
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.25	0.27	0.19	0.18	0.05
Net realized and unrealized gain (loss) on investments(b)	3.86	0.66	0.65	0.83	0.61
Total from investment operations	4.11	0.93	0.84	1.01	0.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.37)	(0.17)	(0.16)	(0.07)
Net realized gains	(0.12)	(0.79)	(0.30)	(0.28)	(0.02)
Total distributions	(0.35)	(1.16)	(0.47)	(0.44)	(0.09)
Net asset value, end of year	$14.52	$10.76	$10.99	$10.62	$10.05
Total return	38.52%	8.66%	7.87%	10.51%	6.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$6,277	$3,367	$3,448	$1,589	$1,538
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.48%	2.13%	2.38%	2.79%	3.16%
After expense reimbursement/recoupment	1.33%	1.44%	1.46%	1.45%	1.45%
Ratio of interest and borrowing expenses on line of credit to average net assets	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	1.95%	2.34%	1.75%	1.87%	0.46%
Portfolio turnover rate(d)	47%	39%	43%	26%	22%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

21

Pzena International Value Fund
Financial Highlights
Institutional Class

	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,	Period Ended February 28,
	2026	2025	2024	2023	2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.98	$9.83	$9.48	$9.62	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.37	0.34	0.24	0.23	0.05
Net realized and unrealized gain (loss) on investments(c)	4.10	1.46	0.31	(0.19)	(0.38)
Total from investment operations	4.47	1.80	0.55	0.04	(0.33)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.33)	(0.20)	(0.18)	(0.05)
Net realized gains	(0.43)	(0.32)	—	(0.00)(d)	—
Total distributions	(0.78)	(0.65)	(0.20)	(0.18)	(0.05)
Net asset value, end of period	$14.67	$10.98	$9.83	$9.48	$9.62
Total return	41.59%	18.97%	5.75%	0.53%	−3.29%(g)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$138,554	$97,284	$75,143	$42,424	$23,612
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.91%	0.99%	1.11%	1.48%	2.58%(h)
After expense reimbursement/recoupment	0.74%	0.74%	0.74%	0.74%	0.74%(h)
Ratio of interest and borrowing expenses on line of credit to average net assets	0.00%(e)	—%	—%	—%	—%(h)
Ratio of net investment income (loss) to average net assets	2.92%	3.20%	2.45%	2.68%	0.75%(h)
Portfolio turnover rate(f)	29%	21%	16%	19%	4%(g)

(a)	Commencement of Operations for the Fund was June 28, 2021.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Amount represents less than $0.005 per share.
(e)	Amount represents less than 0.005%.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole.
(g)	Not annualized.
(h)	Annualized.
The accompanying notes are an integral part of these financial statements.

22

PZENA INTERNATIONAL VALUE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,	Period Ended February 28,
	2026	2025	2024	2023	2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.97	$9.82	$9.48	$9.62	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.33	0.32	0.21	0.21	0.03
Net realized and unrealized gain (loss) on investments(c)	4.10	1.45	0.30	(0.19)	(0.37)
Total from investment operations	4.43	1.77	0.51	0.02	(0.34)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.30)	(0.17)	(0.16)	(0.04)
Net realized gains	(0.43)	(0.32)	—	(0.00)(d)	—
Total distributions	(0.75)	(0.62)	(0.17)	(0.16)	(0.04)
Net asset value, end of period	$14.65	$10.97	$9.82	$9.48	$9.62
Total return	41.23%	18.67%	5.41%	0.33%	−3.43%(g)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,855	$1,216	$1,101	$969	$966
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.17%	1.24%	1.36%	1.73%	2.83%(h)
After expense reimbursement/recoupment	1.00%	0.99%	0.99%	0.99%	0.99%(h)
Ratio of interest and borrowing expenses on line of credit to average net assets	0.00%(e)	—%	—%	—%	—%(h)
Ratio of net investment income (loss) to average net assets	2.66%	2.95%	2.20%	2.43%	0.50%(h)
Portfolio turnover rate(f)	29%	21%	16%	19%	4%(g)

(a)	Commencement of Operations for the Fund was June 28, 2021.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Amount represents less than $0.005 per share.
(e)	Amount represents less than 0.005%.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole.
(g)	Not annualized.
(h)	Annualized.
The accompanying notes are an integral part of these financial statements.

23

Pzena Funds
Notes to Financial Statements
February 28, 2026
NOTE 1 – ORGANIZATION
The Pzena Mid Cap Value Fund (the “Mid Cap Value Fund”), Pzena Emerging Markets Value Fund (the “Emerging Markets Value Fund”), Pzena Small Cap Value Fund (the “Small Cap Value Fund”), Pzena International Small Cap Value Fund (the “International Small Cap Value Fund”), and Pzena International Value Fund (the “International Value Fund”) (collectively, the “Funds”), are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The primary investment objective for each Fund is to achieve long-term capital appreciation. Currently, each Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective distribution and shareholder servicing expenses and sales charges, if any. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
The Mid Cap Value Fund and Emerging Markets Value Fund commenced operations on March 31, 2014. The Small Cap Value Fund commenced operations on April 27, 2016, the International Small Cap Value Fund commenced operations on July 2, 2018, and the International Value Fund commenced operations on June 28, 2021.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Security Transactions, Income and Distributions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

24

Pzena Funds
Notes to Financial Statements
February 28, 2026(Continued)
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 28, 2026, the Funds made the following permanent tax adjustments on the Statements of Assets and Liabilities:

	Distributable Earnings	Paid-in Capital
Mid Cap Value Fund	$—	$—
Emerging Markets Value Fund	$(17,955,379)	$17,955,379
Small Cap Value Fund	$—	$—
International Small Cap Value Fund	$(406,971)	$406,971
International Value Fund	$(85,412)	$85,412

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
REITs – The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital.
Derivatives – The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the year ended February 28, 2026, the Funds did not enter into derivatives transactions.

25

Pzena Funds
Notes to Financial Statements
February 28, 2026(Continued)
Events Subsequent to the Fiscal Year End – In preparing the financial statements as February 28, 2026, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Refer to Note 12 for more information about subsequent events.
Accounting Pronouncements – In December 2023, the Financial Accounting Standard Board issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The Funds have adopted ASU 2023-09 as of February 28, 2026, with no material impact on the Funds’ financial statements.
Segment Reporting – An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Management Committee of Pzena Investment Management, LLC (“Adviser”) acts as the CODM. This committee is composed of the Executive Committee, which includes the Chief Executive Officer, Chief Financial Officer and Treasurer, Chief Operating Officer, Co-Chief Investment Officer, and President. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of a fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the Adviser, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and peers to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis:
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and REITs, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the

26

Pzena Funds
Notes to Financial Statements
February 28, 2026(Continued)
NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Participatory Notes – Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at their net asset value per share provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees (“Board”) as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Board.
The Board has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2026:
Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$97,755,743	$—	$—	$97,755,743
Short-Term Investments	827,685	—	—	827,685
Total Assets	$98,583,428	$—	$—	$98,583,428

Emerging Markets Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,795,076,941	$—	$4,085	$3,795,081,026
Preferred Stocks	156,636,353	—	—	156,636,353
Short-Term Investments	83,534,080	—	—	83,534,080
Total Assets	$ 4,035,247,374	$—	$4,085	$4,035,251,459

27

Pzena Funds
Notes to Financial Statements
February 28, 2026(Continued)
Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$90,829,393	$1,723,867	$—	$92,553,260
Real Estate Investment Trusts	885,156	—	—	885,156
Short-Term Investments	3,235,984	—	—	3,235,984
Total Assets	$94,950,533	$1,723,867	$—	$96,674,400

International Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$218,096,515	$1,172,324	$—	$219,268,839
Short-Term Investments	7,326,745	—	—	7,326,745
Total Assets	$225,423,260	$1,172,324	$—	$226,595,584

International Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$136,914,899	$—	$—	$136,914,899
Short-Term Investments	1,963,891	—	—	1,963,891
Total Assets	$138,878,790	$—	$—	$138,878,790

Refer to the Funds’ schedule of investments for a detailed break-out of securities.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to each Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly management fee, based upon the average daily net assets of the Funds at the annual rates of:

Mid Cap Value Fund	0.80%
Emerging Markets Value Fund	1.00%
Small Cap Value Fund	0.95%
International Small Cap Value Fund	0.95%
International Value Fund	0.65%

For the year ended February 28, 2026, the Funds incurred the following in advisory fees:

Advisory Fees
Mid Cap Value Fund	$841,565
Emerging Markets Value Fund	28,526,592
Small Cap Value Fund	561,762
International Small Cap Value Fund	1,685,816
International Value Fund	759,191

28

Pzena Funds
Notes to Financial Statements
February 28, 2026(Continued)
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to waive a portion or all of its management fees and pay expenses of the Funds to ensure that the net annual operating expenses (excluding acquired fund fees, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Mid Cap Value Fund	Emerging Markets Value Fund	Small Cap Value Fund	International Small Cap Value Fund	International Value Fund
0.90%	1.08%	1.00%	1.03%	0.74%

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended February 28, 2026, the Adviser reduced its fees and reduced other operating expenses in the amount of $165,084 for the Mid Cap Value Fund, $800,761 for the Emerging Markets Value Fund, $246,183 for the Small Cap Value Fund, $268,605 for the International Small Cap Value Fund, and $199,797 for the International Value Fund. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	2/28/2027	2/29/2028	2/28/2029	Total
Mid Cap Value Fund	$116,009	$102,504	$165,084	$383,597
Emerging Markets Value Fund	858,787	944,957	800,761	2,604,505
Small Cap Value Fund	243,889	221,715	246,183	711,787
International Small Cap Value Fund	205,550	208,537	268,605	682,692
International Value Fund	207,618	216,938	199,797	624,353

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant, and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.
The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended February 28, 2026 are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – 12b-1 DISTRIBUTION FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended February 28, 2026, the 12b-1 distribution fees incurred under the Plan by each of the Fund’s Investor Class shares are disclosed in the statements of operations.

29

Pzena Funds
Notes to Financial Statements
February 28, 2026(Continued)
NOTE 6 – SHAREHOLDER SERVICING FEES
The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Investor Class shares. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of each Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended February 28, 2026, the shareholder servicing fees incurred under the Agreement by each of the Fund’s Investor Class shares are disclosed in the statements of operations.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the year ended February 28, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Mid Cap Value Fund	$32,524,985	$69,054,011
Emerging Markets Value Fund	1,449,399,969	782,233,257
Small Cap Value Fund	53,735,844	24,337,752
International Small Cap Value Fund	191,478,350	79,117,521
International Value Fund	35,173,747	32,954,548

There were no purchases or sales of long-term U.S. Government securities.
NOTE 8 – LINE OF CREDIT
The Funds have a secured line of credit in the amount of $100,000,000 or 10% of the market value or 33% of the fair value of the unencumbered assets of each Fund. The line of credit matures on March 18, 2027. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the year ended February 28, 2026, the Emerging Markets Value Fund did not draw upon the line of credit. During the year ended February 28, 2026, the Mid Cap Value Fund had an average daily outstanding balance of $30,323, a weighted average interest rate of 7.45%, incurred interest expense of $2,289 and had a maximum amount outstanding of $4,782,000. The International Small Cap Value Fund had an average daily outstanding balance of $929, a weighted average interest rate of 6.75%, incurred interest expense of $64 and had a maximum amount outstanding of $339,000. The Small Cap Value Fund had an average daily outstanding balance of $70,611, a weighted average interest rate of 7.50%, incurred interest expense of $5,369 and had a maximum amount outstanding of $6,561,000. The International Value Fund had an average daily outstanding balance of $7,014, a weighted average interest rate of 6.75%, incurred interest expense of $480 and had a maximum amount outstanding of $686,000. At February 28, 2026, the Funds had no outstanding loan amounts.

30

Pzena Funds
Notes to Financial Statements
February 28, 2026(Continued)
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of February 28, 2026, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Mid Cap Value Fund	Emerging Markets Value Fund	Small Cap Value Fund	International Small Cap Value Fund	International Value Fund
Cost of investments(a)	$93,874,643	$2,838,603,932	$92,889,620	$177,734,640	$93,410,333
Gross unrealized appreciation	22,170,139	1,329,876,195	13,433,668	53,031,630	47,354,009
Gross unrealized depreciation	(17,461,354)	(133,228,668)	(9,648,888)	(4,170,686)	(1,885,552)
Net unrealized appreciation (depreciation)(a)	4,708,785	1,196,647,527	3,784,780	48,860,944	45,468,457
Net unrealized appreciation (depreciation) on foreign currency	(7)	489,582	—	11,129	20,228
Undistributed ordinary income	1,638,074	56,613,268	694,418	119,571	206,653
Undistributed long-term capital gains	—	17,002,679	—	1,726,300	1,424,850
Total distributable earnings	1,638,074	73,615,947	694,418	1,845,871	1,631,503
Other accumulated earnings/ (losses)	(1,408,958)	(1,103,754)	(2,169,064)	—	—
Total accumulated earnings/ (losses)	$4,937,894	$1,269,649,302	$2,310,134	$50,717,944	$47,120,188

(a)
The difference between the book basis and tax basis net unrealized appreciation/(depreciation) and cost is attributable primarily to the tax deferral of losses on wash sales adjustments and passive foreign investment companies.

At February 28, 2026, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss Carryover
	Short-Term	Long-Term	Total	Expiration Date
Pzena Mid Cap Value Fund	$448,348	$960,610	$1,408,958	No Expiration
Pzena Small Cap Value Fund	1,164,124	1,004,940	2,169,064	No Expiration

The tax character of distributions paid during the years ended February 28, 2026 and February 28, 2025 was as follows:

	Year Ended February 28, 2026	Year Ended February 28, 2025
Mid Cap Value Fund
Ordinary income	$207,614	$3,614,367
Long-term capital gains	3,930,252	19,039,561
Emerging Markets Value Fund
Ordinary income	$116,010,429	$79,046,110
Long-term capital gains	33,444,550	62,122,149
Small Cap Value Fund
Ordinary income	$47,775	$979,195
Long-term capital gains	1,705,760	3,143,125
International Small Cap Value Fund
Ordinary income	$4,619,368	$1,151,319
Long-term capital gains	1,102,305	1,926,637
International Value Fund
Ordinary income	$3,204,494	$ 2,942,125
Long-term capital gains	3,943,114	2,642,398

31

Pzena Funds
Notes to Financial Statements
February 28, 2026(Continued)
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to all Funds, unless specifically noted.
•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Funds own and the Funds’ share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

•
Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Funds’ portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine

32

Pzena Funds
Notes to Financial Statements
February 28, 2026(Continued)
and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
Management Risk. Each Fund is an actively managed investment portfolio and each Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that its decisions will produce the desired results.

•
Mid Cap Company Risk (Mid Cap Value Fund). A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

•
Small Cap Company Risk (Small Cap Value Fund and International Small Cap Value Fund). Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•
Value Style Investing Risk. The Funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

NOTE 11 – TRUSTEES
Effective December 31, 2025, Joe Redwine retired from the Board.
NOTE 12 – SUBSEQUENT EVENT
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.

33

PZENA FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders of Pzena Funds and the Board of Trustees of Advisors Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Pzena Funds, (the "Funds"), comprising Pzena Mid Cap Value Fund, Pzena Emerging Markets Value Fund, Pzena Small Cap Value Fund, Pzena International Small Cap Value Fund, and Pzena International Value Fund, including the schedules of investments as of February 28, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Advisors Series Trust as of February 28, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year or period ended February 29 (28), 2024, 2023, and 2022, were audited by other auditors, whose report dated April 29, 2024, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
April 29, 2026
We have served as the auditor of one or more Advisors Series Trust investment companies since 2024.

34

Pzena Funds
Additional Information
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within ﬁnancial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Pzena Mid Cap Value Fund
Pzena Emerging Markets Value Fund
Pzena Small Cap Value Fund
Pzena International Small Cap Value Fund
Pzena International Value Fund
Approval of Investment Advisory Agreement (Unaudited)
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pzena Investment Management, LLC (the “Adviser”) on behalf of the Pzena Mid Cap Value Fund (the “Mid Cap Value Fund”), Pzena Emerging Markets Value Fund (the “Emerging Markets Value Fund”), Pzena Small Cap Value Fund (the “Small Cap Value Fund”), Pzena International Small Cap Value Fund (“International Small Cap Value Fund”) and Pzena International Value Fund (“International Value Fund”) (each, a “Fund,” and together, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds, noting that the Adviser currently serves as investment sub-adviser to a number of mutual funds not affiliated with the Trust and previously managed its own family of proprietary mutual funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, AI-use policy, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered its knowledge of the Adviser’s operations and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Funds’ performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2025 on both an absolute basis and a relative basis in comparison to their peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, the

35

Pzena Funds
Additional Information(Continued)
Adviser’s similarly managed accounts, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
Mid Cap Value Fund: The Board noted that the Fund underperformed the Morningstar peer group average for the one- and three-year periods, and outperformed for the five- and ten-year periods ended June 30, 2025. The Fund underperformed the average of its Cohort for the one-, three- and ten-year periods and outperformed for the five-year period ended June 30, 2025. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three-, and ten-year periods and outperformed for the five-year period, all periods ended June 30, 2025.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed accounts, noting that the Fund outperformed the similarly managed composite for the one-, three-, five-, and ten-year periods ended June 30, 2025.
Emerging Markets Value Fund: The Board noted that the Fund outperformed the Morningstar peer group average for the one-, three-, five-, and ten-year periods ended June 30, 2025. The Board further noted that the Fund underperformed the Cohort average for the one-year period, and outperformed for the three-, five-, and ten-year periods, all periods ended June 30, 2025. The Board also reviewed the performance of the Fund against two broad-based securities market benchmarks, noting that it had underperformed its primary benchmark for the one-year period and outperformed over the three-, five-, and ten-year periods, all periods ended June 30, 2025. The Fund outperformed its secondary benchmark for the one-, three-, five-, and ten-year periods, all periods ended June 30, 2025.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed accounts, noting that the Fund outperformed the similarly managed account composite for the one-year period and underperformed for the three-, five-, and ten-year periods, all periods ended June 30, 2025.
Small Cap Value Fund: The Board noted that the Fund underperformed the Morningstar peer group for the one- and three-year periods, and outperformed for the five-year period, all periods ended June 30, 2025. The Board further noted that the Fund underperformed the average of its Cohort for the one-year period and outperformed for the three- and five-year periods ended June 30, 2025. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark for the one-year period and outperformed for the three- and five-year periods, all periods ended June 30, 2025.
The Adviser represented that it does not manage any other accounts with a similar strategy to that of the Small Cap Value Fund.
International Small Cap Value Fund: The Board noted that the Fund underperformed each of the Morningstar peer group and Cohort average for the one-year period and outperformed for the three- and five-year periods, all periods ended June 30, 2025. The Board also reviewed the performance of the Fund against two broad-based securities market benchmarks, noting that it underperformed both its primary and secondary benchmark for the one-year period and outperformed over the three- and five-year periods, all periods ended June 30, 2025.

36

Pzena Funds
Additional Information(Continued)
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed accounts, noting that the Fund outperformed the similarly managed account composite for the one-, three-, and five-year periods ended June 30, 2025.
International Value Fund: The Board noted that the Fund underperformed the Morningstar peer group for the one-year period, and outperformed for the three-year period, all periods ended June 30, 2025. The Board further noted that the Fund underperformed the average of its Cohort for the one- and three-year periods ended June 30, 2025. The Board also reviewed the performance of the Fund against two broad-based securities market benchmarks. The Board noted that the Fund outperformed its primary benchmark for the one- and three-year periods, and underperformed its secondary benchmark for the one-and three-year periods, all periods ended June 30, 2025.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed accounts, noting that the Fund outperformed the similarly managed account composite for the one-year period and performed in line for the three-year period, all periods ended June 30, 2025.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Mid Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.90%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee and net expense ratio were above the Cohort median and average. The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were lower than, equal to, or higher than the fees charged to the Adviser’s similarly managed account clients depending on the asset level.
Emerging Markets Value Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.08%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the contractual advisory fee and net expense ratio were above the Cohort median and average. The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were equal to or higher than the fees charged to the Adviser’s similarly managed account clients depending on the asset level.
Small Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain annual expense ratios for the Fund of 1.00%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the contractual advisory fee was above the Cohort median and average, while the net expense ratio was below the Cohort median and average. The Board also considered that the Adviser does not manage any other accounts with a similar strategy to that of the Small Cap Value Fund.
International Small Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.03%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee was at the median and above the average of the Cohort, and the Fund’s net expense ratio was above the Cohort median and average. The Board found that the management fees charged to the Fund were equal to or higher than the fees charged to the Adviser’s similarly managed account clients depending on the asset level.

37

Pzena Funds
Additional Information(Continued)
International Value Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.74%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee and net expense ratio were below the Cohort median and average. The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s similarly managed account clients.
The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, such as Rule 12b-1 fees received from the Funds’ Investor Class shares. The Board also considered “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Funds, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Adviser, including the advisory fee, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of each Fund and its shareholders.

38

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	5/11/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	5/11/26

By (Signature and Title)	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	5/11/26